Significant basis of preparation and accounting policies_Not applied IFRS issued but are not yet effective (Details) - Enactment of IFRS 16 Leases ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Description of expected impact of initial application of new standards or interpretations [Line Items]
Title of new IFRS	IFRS 16 Leases
Explanation of not applied new standards or interpretations	IFRS 16 will supersede the current lease guidance including IAS 17 Leases and the related interpretations, and will be applied to periods beginning on or after January 1, 2019.
Description of nature of impending change in accounting policy	IFRS 16 distinguishes leases and service contracts on the basis of whether an identified asset is controlled by a customer. Distinctions of operating leases and finance leases are removed for lessee accounting, and is replaced by model where a right-of-use asset and corresponding liability have to be recognized for all leases by lessees except for short-term leases and leases of low value assets. The right-of-use asset is initially measured at cost and subsequently measured at cost (subject to certain exceptions) less accumulated depreciation and impairment losses, adjusted for any remeasurement of the lease liability. The lease liability is initially measured at the present value of the lease payments that are not paid at that date. Subsequently, the lease liability is adjusted for interest and lease payments, as well as the impact of lease modifications, amongst others. Furthermore, the classification of cash flows will also be affected as operating lease payments under IAS 17 are presented as operating cash flows; whereas under the IFRS 16 model, the lease payments will be split into a principal and an interest portion which will be presented as financing and operating cash flows respectively. In contrast to lessee accounting, IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17, and continues to require a lessor to classify a lease either as an operating lease or a finance lease. Also, IFRS 16 requires expanded disclosures.
Date by which application of new IFRS is required	Jan. 01, 2019
Date as at which entity plans to apply new IFRS initially	Jan. 01, 2019
Discussion of impact that initial application of IFRS is expected to have on financial statements	According to the preliminary assessment of the Group, the lease agreements entered into by the Group as of December 31, 2018 are expected to meet the definition of lease under the Standard, and accordingly, if the Group adopts the Standard, it applies to all leases except short-term leases and leases of low value assets, and the Group will recognize the right-of-use assets and related liabilities accordingly. The Group plans to apply modified retrospective approach as of January 1, 2019 in accordance with IFRS 16. Therefore, the cumulative effect of applying IFRS 16 will be adjusted in the retained earnings (or, where appropriate, other components of equity) at the date of initial application, and the comparative financial statements will not be restated.
Financial impact on assets that initial application of IFRS is expected to have	₩ 338,914
Financial impact on liabilities that initial application of IFRS is expected to have	₩ 338,914
Description of enacted and amended standards not expected to affect the group	- IFRIC 23 - Uncertainty over Income Tax Treatments (enacted) - Amendments to IFRS 9 - Amendments to IAS 28 - Amendments to IAS 19 - Amendments to IFRS 15 - Annual Improvements to IFRS 2015-2017 Cycle These annual improvements contain partial amendments to IAS 12 'Income taxes', IAS 23 'Borrowing costs', IFRS 3(R) 'Business combinations' and IFRS 11 'Joint arrangements'.